787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc.
(File No. 002-62329 and File No. 811-02857)

Ladies and Gentlemen:

On behalf of BlackRock Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 27, 2018, to the Prospectus, dated January 26, 2018, for BlackRock Total Return Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 27, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP